Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Components of Lease Expense
The components of lease expense were as follows:

		Year Ended December 31, 2023	Year Ended December 31, 2022
(In thousands)	Classification
Operating lease cost	Net occupancy expense	$21,280	$20,987
Sublease income	Net occupancy expense	(244)	(328)

Net lease cost		$21,036	$20,659

Supplemental Balance Sheet Information Related to Leases
Supplemental balance sheet information related to leases was as follows:

(In thousands)	Classification	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	Operating lease right-of-use assets	$86,986	$71,144
Operating lease liabilities	Operating lease liabilities	$92,885	$75,749

Other Information Related to Leases	Other information related to leases was as follows:

December 31, 2023
Weighted-average remaining lease term:
Operating leases	7.95 years
Weighted-average discount rate:
Operating leases	3.20%

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows:

	Year Ended
(In thousands)	December 31, 2023	December 31, 2022
Cash paid for amounts in the measurement of lease liabilities:
Operating cash flows from operating leases	$21,581	$21,240
ROU assets obtained in the exchange for lease liabilities	33,403	9,184

Maturities of Lease Liabilities by Year
Maturities of lease liabilities by year and in the aggregate, under operating leases with initial or remaining terms of one year or more, for years subsequent to December 31, 2023, consists of the following:

Year	Amount
(Dollars in thousands)
2024	$17,921
2025	15,099
2026	13,725
2027	11,932
2028	9,944
Thereafter	38,290

Total lease payments	106,911
Less: imputed interest	(14,026)

Total	$92,885